Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000240501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240501 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240501 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240501 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240501 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240501 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000240501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000240501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000240501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000240501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247126 | Simplify MBS ETFFR_82889N525
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247126 | Franklin Senior Loan ETFFR_35473P595
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000247126 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000247126 | Vanguard Emerging Markets Government Bond ETFFR_921946885
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247126 | Janus Henderson AAA CLO ETFFR_47103U845
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247126 | Schwab 1-5 Year Corporate Bond ETFFR_808524714
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247126 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247126 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247126 | NVIDIA Corp. Call optionFR_AEIH92828
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247126 | Broadcom, Inc. Call optionFR_AEII01728
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247126 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000247126 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243953 | Royal Caribbean Cruises Ltd.FR_780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243953 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243953 | Western Digital Corp.FR_958102AS4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243953 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243953 | Seagate HDD CaymanFR_81180WBK6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243953 | NextEra Energy, Inc.FR_65339F713
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243953 | Carnival Corp.FR_143658BV3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243953 | Albemarle Corp.FR_012653200
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243953 | NextEra Energy, Inc.FR_65339F663
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243953 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000243953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000243953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249272 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000249272 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249272 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000250960 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	106.40%
C000250960 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250960 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000249282 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000249282 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249282 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000249281 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000249281 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249281 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000246662 | John Hancock Premium Dividend FundFR_41013T105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246662 | Bexil Investment TrustFR_25538A204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246662 | abrdn Healthcare Opportunities FundFR_879105104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246662 | BlackRock Enhanced Equity Dividend TrustFR_09251A104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246662 | Nuveen Municipal Credit Opportunities FundFR_670663103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246662 | Eaton Vance Tax-Managed Global Diversified Equity Income FundFR_27829F108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246662 | Eaton Vance Tax Managed Global Buy Write Opportunities FundFR_27829C105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246662 | Royce Small-Cap Trust, Inc.FR_780910105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246662 | John Hancock Tax-Advantaged Dividend Income FundFR_41013V100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | Brookfield Real Assets Income Fund, Inc.FR_112830104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | SectorSector Equity
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000246662 | SectorAllocation
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000246662 | SectorTaxable Bond
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000246662 | SectorNontraditional Equity
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000246662 | SectorInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000246662 | SectorU.s. Equity
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246662 | SectorMunicipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.50%